Reporting Entity (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Total issued shares held by shareholders
The Parent Company’s common shares are listed on the Stock Market of Korea Exchange, and its depositary receipts (DRs) are listed on the New York Stock Exchange and the London Stock Exchange. As of December 31, 2022, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares		Percentage of total shares issued (%)
	2022	2021	2022	2021
SK Inc.	65,668,397	65,668,397	30.01	30.00
National Pension Service	16,846,066	21,076,493	7.69	9.63
Institutional investors and other shareholders	131,671,103	126,990,775	60.17	58.04
Kakao Corp.	—	3,846,487	—	1.76
Kakao Investment Co., Ltd.	3,846,487	—	1.76	—
Treasury shares	801,091	1,250,992	0.37	0.57

	218,833,144	218,833,144	100.00	100.00

List of subsidiaries
The list of subsidiaries as of December 31, 2022 and 2021 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.	Korea	International telecommunication and Mobile Virtual Network Operator service	100.0	100.0
	SK Communications Co., Ltd.	Korea	Internet website services	100.0	100.0
	SK Broadband Co., Ltd.	Korea	Fixed-line telecommunication services	74.4	74.3
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICE ACE Co., Ltd.	Korea	Call center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Call center management service	100.0	100.0
	SK O&S Co., Ltd.	Korea	Base station maintenance service	100.0	100.0
	SK Telecom China Holdings Co., Ltd.	China	Investment (Holdings company)	100.0	100.0
	SK Global Healthcare Business Group Ltd.	Hong Kong	Investment	100.0	100.0
	YTK Investment Ltd.	Cayman Islands	Investment	100.0	100.0
	Atlas Investment	Cayman Islands	Investment	100.0	100.0
	SK Telecom Americas, Inc.	USA	Information gathering and consulting	100.0	100.0
	Quantum Innovation Fund I	Korea	Investment	59.9	59.9
	SK Telecom Japan Inc.	Japan	Information gathering and consulting	100.0	100.0
	Happy Hanool Co., Ltd.	Korea	Service	100.0	100.0
	SK stoa Co., Ltd.	Korea	Other telecommunication retail business	100.0	100.0
	Broadband Nowon Co., Ltd.(*2)	Korea	Cable broadcasting services	—	100.0
	SAPEON Inc.(*2,3)	USA	Manufacturing non-memory and other electronic integrated circuits	62.5	—

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2022	Dec. 31, 2021

Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.	Korea	Operation of information and communication facility	100.0	100.0
	Media S Co., Ltd.	Korea	Production and supply services of broadcasting programs	100.0	100.0

Subsidiary owned by PS&Marketing Corporation	SK m&service Co., Ltd.(*2,4)	Korea	Database and Internet website service	100.0	—

Subsidiary owned by Quantum Innovation Fund I	PanAsia Semiconductor Materials LLC.	Korea	Investment	66.4	66.4

Subsidiary owned by SK Telecom Japan Inc.	SK Planet Japan, K. K.	Japan	Digital contents sourcing service	79.8	79.8

Subsidiary owned by SAPEON Inc.	SAPEON Korea Inc.(*2,5)	Korea	Manufacturing non-memory and other electronic integrated circuits	100.0	—

Others(*6)	SK Telecom Innovation Fund, L.P.	USA	Investment	100.0	100.0
	SK Telecom China Fund I L.P.	Cayman Islands	Investment	100.0	100.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.

(*2)	Details of changes in the consolidation scope for the year ended December 31, 2022 are presented in note 1-(4).

(*3)
The Parent Company newly established SAPEON inc. and the ownership interest of the Parent Company in SAPEON inc. has changed from 100% to 62.5% due to unequal paid-in
capital increase of SAPEON Inc. incurred after the establishment for the year ended December 31, 2022.

(*4)
PS&Marketing Corporation acquired 3,099,112 shares (100%) of SK m&service Co., Ltd. at
~~￦~~
72,859 million in cash for the year ended December 31, 2022 in order to strengthen the distribution competitiveness and improve the synergy within SK ICT Family.

(*5)	The Parent Company newly established SAPEON Korea Inc. and disposed the entire shares of SAPEON Korea Inc. to SAPEON Inc. at ~~￦~~ 40,000 million in cash during the year ended December 31, 2022.

(*6)	Others are owned by Atlas Investment and another subsidiary of the Parent Company.

Condensed financial information of the significant subsidiaries

1)	Condensed financial information of significant subsidiaries as of and for the year ended December 31, 2022 is as follows:

(In millions of won)	As of December 31, 2022				2022
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	196,281	60,927	135,354	302,595	15,008
SK Broadband Co., Ltd.		6,245,484	3,134,949	3,110,535	4,162,093	212,816
PS&Marketing Corporation		403,030	177,739	225,291	1,376,400	3,856
SERVICE ACE Co., Ltd.		97,597	59,189	38,408	194,798	2,429
SERVICE TOP Co., Ltd.		81,590	53,589	28,001	179,365	1,613
SK O&S Co., Ltd.		121,755	70,280	51,475	331,715	2,059
Home & Service Co., Ltd.		158,248	102,184	56,064	413,259	(1,217)
SK stoa Co., Ltd.		103,910	44,696	59,214	329,304	9,977
SK m&service Co., Ltd.(*)		160,704	95,263	65,441	211,081	4,157

(*)	The financial information is the condensed financial information after the entity was included in the scope of consolidation.

2)	Condensed financial information of significant subsidiaries as of and for the year ended December 31, 2021 is as follows:

(In millions of won)	As of December 31, 2021				2021
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit
SK Telink Co., Ltd.	￦	174,837	52,821	122,016	313,404	8,846
SK Broadband Co., Ltd.		5,971,505	3,091,837	2,879,668	4,058,997	213,468
PS&Marketing Corporation		478,745	263,457	215,288	1,445,540	3,179
SERVICE ACE Co., Ltd.		99,059	66,496	32,563	197,146	2,519
SERVICE TOP Co., Ltd.		72,026	46,067	25,959	185,452	2,066
SK O&S Co., Ltd.		95,748	58,870	36,878	285,591	69
Home & Service Co., Ltd.		131,947	90,775	41,172	405,255	550
SK stoa Co., Ltd.		107,943	59,931	48,012	316,249	19,163

3)	Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2020 is as follows:

(In millions of won)	As of December 31, 2020				2020
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	176,872	60,702	116,170	351,334	18,010
Eleven Street Co., Ltd.		999,225	542,534	456,691	545,556	(29,623)
SK m&service Co., Ltd.		129,738	74,962	54,776	214,949	2,759
SK Broadband Co., Ltd.		5,765,808	3,119,489	2,646,319	3,713,021	150,694
K-net Culture and Contents Venture Fund		377,683	65,896	311,787	—	(44,737)
PS&Marketing Corporation		470,521	257,809	212,712	1,427,218	(847)
SERVICE ACE Co., Ltd.		96,258	71,890	24,368	206,612	2,905
SERVICE TOP Co., Ltd.		69,496	51,584	17,912	195,479	2,592
SK O&S Co., Ltd.		88,663	54,012	34,651	278,948	778
SK Planet Co., Ltd.		536,981	214,846	322,135	276,462	1,305
Dreamus Company(*1)		172,443	76,642	95,801	226,329	(23,068)
SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)(*2)		2,927,396	2,550,936	376,460	1,327,150	14,227
Onestore Co., Ltd.		243,442	99,943	143,499	155,218	1,952
Home & Service Co., Ltd.		124,197	88,740	35,457	397,754	(20)
SK stoa Co., Ltd.		107,982	79,339	28,643	268,693	17,154
FSK L&S Co., Ltd.(*3)		66,117	35,192	30,925	205,623	3,022
Incross Co., Ltd.(*4)		179,308	104,778	74,530	39,440	12,307
Tmap Mobility Co., Ltd.		170,381	17,179	153,202	—	(1,857)

(*1)	The condensed financial information of Dreamus Company is consolidated financial information including iriver Enterprise Ltd. and three other subsidiaries of Dreamus Company.

(*2)
The condensed financial information of SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.) is consolidated financial information including SKinfosec Information Technology(Wuxi) Co., Ltd. and two other subsidiaries of SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.) and including profit and loss which Life Security & Holdings Co., Ltd. recognized prior to the merger.

(*3)	The condensed financial information of FSK L&S Co., Ltd. is consolidated financial information including FSK L&S (Shanghai) Co., Ltd. and two other subsidiaries of FSK L&S Co., Ltd.

(*4)	The condensed financial information of Incross Co., Ltd. is consolidated financial information including Infra Communications Co., Ltd. and another subsidiary of Incross Co., Ltd.
(4)    Changes in subsidiaries
1)    The list of subsidiaries that were newly included in consolidation for the year ended December 31, 2022 is as follows:

Subsidiary	Reason
SAPEON Korea Inc.	Established by the Parent Company

SAPEON Inc.	Established by the Parent Company

SK m&service Co., Ltd.	Acquired by PS&Marketing Corporation
2)    The list of subsidiaries that were excluded from consolidation for the year ended December 31, 2022 is as follows:

Subsidiary	Reason
Broadband Nowon Co., Ltd.	Merged into SK Broadband Co., Ltd

Information of significant non-controlling interests of the group

(In millions of won)	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.3

	As of December 31, 2022
Current assets	￦	1,348,305
Non-current assets		5,076,410
Current liabilities		(1,707,805)
Non-current liabilities		(1,488,834)
Net assets		3,228,076
Carrying amount of non-controlling interests		816,676

	2022
Revenue	￦	4,156,326
Profit for the year		217,303
Total comprehensive income		237,860
Profit attributable to non-controlling interests		51,528
Net cash provided by operating activities	￦	1,184,794
Net cash used in investing activities		(807,965)
Net cash used in financing activities		(415,908)
Effects of exchange rate changes on cash and cash equivalents		(584)
Net decrease in cash and cash equivalents		(39,663)
Dividends paid to non-controlling interests for the year ended December 31, 2022	￦	—

(*)	The condensed financial information above is the consolidated financial information of the subsidiary and is reflected fair value adjustments that occurred a business combination.

(In millions of won)	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.1

	As of December 31, 2021
Current assets	￦	1,252,935
Non-current assets		4,886,448
Current liabilities		(1,433,800)
Non-current liabilities		(1,717,074)
Net assets		2,988,509
Carrying amount of non-controlling interests		740,771

	2021
Revenue	￦	4,049,156
Profit for the year		198,268
Total comprehensive income		214,003
Profit attributable to non-controlling interests		52,935
Net cash provided by operating activities	￦	1,072,307
Net cash used in investing activities		(615,510)
Net cash used in financing activities		(248,139)
Effects of exchange rate changes on cash and cash equivalents		(59)
Net increase in cash and cash equivalents		208,599
Dividends paid to non-controlling interests for the year ended December 31, 2021	￦	—

(*)	The condensed financial information above is the consolidated financial information of the subsidiary and is reflected fair value adjustments that occurred a business combination.

(In millions of won)	Dreamus Company		Onestore Co., Ltd.	Eleven Street Co., Ltd.	SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.)(*)	Incross Co., Ltd.	SK Broadband Co., Ltd.
Ownership of non-controlling interests (%)		48.6	47.4	18.2	37.4	55.2	24.9

	As of December 31, 2020
Current assets	￦	146,278	215,672	896,828	306,520	165,668	1,179,743
Non-current assets		26,165	27,770	102,397	2,620,876	13,640	4,586,065
Current liabilities		(72,762)	(96,139)	(508,427)	(417,194)	(101,065)	(1,279,132)
Non-current liabilities		(3,880)	(3,804)	(34,107)	(2,133,742)	(3,713)	(1,840,357)
Net assets		95,801	143,499	456,691	376,460	74,530	2,646,319
Fair value adjustment and others		—	—	(14,297)	(1,227,442)	—	—
Net assets on the consolidated financial statements		95,801	143,499	442,394	(850,982)	74,530	2,646,319
Carrying amount of non-controlling interests		47,452	68,573	81,754	(318,267)	46,010	665,020

	2020
Revenue	￦	226,329	155,218	545,556	1,327,150	39,440	3,713,021
Profit (loss) for the year		(23,068)	1,952	(29,623)	14,227	12,307	150,694
Depreciation of the fair value adjustment and others		—	—	(492)	(19,229)	—	—
Profit (loss) for the year on the consolidated financial statements		(23,068)	1,952	(30,115)	(5,002)	12,307	150,694
Total comprehensive income (loss)		(22,740)	2,278	(15,793)	(3,758)	12,145	151,417
Profit (loss) attributable to non-controlling interests		(10,770)	930	(5,565)	(12,432)	7,568	27,240
Net cash provided by operating activities	￦	15,223	38,006	65,499	248,524	24,629	1,035,474
Net cash used in investing activities		(2,471)	(62,816)	(71,644)	(229,130)	(2,284)	(844,454)
Net cash provided by (used in) financing activities		(2,329)	(2,499)	(18,059)	11,134	(4,278)	(93,259)
Effects of exchange rate changes on cash and cash equivalents		(2,053)	—	(385)	(554)	—	—
Net increase (decrease) in cash and cash equivalents		8,370	(27,309)	(24,589)	29,974	18,067	97,761
Dividends paid to non-controlling interests for the year ended December 31, 2020	￦	—	—	5,000	17,273	—	—

(*)	The condensed financial information of SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.) includes profit and loss, cash flows which Life Security & Holdings Co., Ltd. recognized prior to the merger.